Debt - Reconciliation to Consolidated Balance Sheets (Details) € in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 14, 2022
Debt Instrument [Line Items]
Debt issuance cost, net	$ (44,000,000)		$ (45,000,000)
Total	5,671,000,000		5,750,000,000
Short-term borrowings	16,000,000		0
Total debt	5,714,000,000		5,795,000,000
Secured Debt
Debt Instrument [Line Items]
Principal			61,000,000
Debt issuance cost, net			0
Short-term borrowings			61,000,000
Senior Notes
Debt Instrument [Line Items]
Principal	4,131,000,000		4,603,000,000
Debt issuance cost, net	(18,000,000)		(26,000,000)
Total	$ 4,113,000,000		4,578,000,000
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024
Debt Instrument [Line Items]
Principal			320,000,000	$ 197,000,000	€ 200
Debt issuance cost, net			(1,000,000)
Total			$ 319,000,000
Stated interest rate on debt (as a percent)	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025
Debt Instrument [Line Items]
Principal	$ 500,000,000		$ 700,000,000	$ 400,000,000
Debt issuance cost, net	(1,000,000)		(3,000,000)
Total	$ 499,000,000		$ 697,000,000
Stated interest rate on debt (as a percent)	6.50%	6.50%	6.50%	6.50%	6.50%
Senior Notes | 4.125% Senior Secured U.S. Dollar Notes due April 2026
Debt Instrument [Line Items]
Principal	$ 750,000,000		$ 750,000,000
Debt issuance cost, net	(3,000,000)		(5,000,000)
Total	$ 747,000,000		$ 745,000,000
Stated interest rate on debt (as a percent)	4.125%	4.125%	4.125%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026
Debt Instrument [Line Items]
Principal	$ 829,000,000	€ 750	$ 800,000,000
Debt issuance cost, net	(3,000,000)		(4,000,000)
Total	$ 826,000,000		$ 796,000,000
Stated interest rate on debt (as a percent)	3.50%	3.50%	3.50%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027
Debt Instrument [Line Items]
Principal	$ 750,000,000		$ 750,000,000
Debt issuance cost, net	(3,000,000)		(4,000,000)
Total	$ 747,000,000		$ 746,000,000
Stated interest rate on debt (as a percent)	6.25%	6.25%	6.25%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028
Debt Instrument [Line Items]
Principal	$ 553,000,000	€ 500	$ 533,000,000
Debt issuance cost, net	(3,000,000)		(3,000,000)
Total	$ 550,000,000		$ 530,000,000
Stated interest rate on debt (as a percent)	2.375%	2.375%	2.375%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029
Debt Instrument [Line Items]
Principal	$ 750,000,000		$ 750,000,000
Debt issuance cost, net	(5,000,000)		(5,000,000)
Total	$ 745,000,000		$ 745,000,000
Stated interest rate on debt (as a percent)	5.25%	5.25%	5.25%
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023
Debt Instrument [Line Items]
Principal			$ 61,000,000
Debt issuance cost, net			0
Total			$ 61,000,000
Stated interest rate on debt (as a percent)	5.35%	5.35%	5.35%
Term loan | Euro Term Loan Facilities due January 2027
Debt Instrument [Line Items]
Principal	$ 884,000,000		$ 1,067,000,000
Debt issuance cost, net	(8,000,000)		(9,000,000)
Long-term debt, Total	876,000,000		1,058,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Principal	5,699,000,000		5,735,000,000
Debt issuance cost, net	(44,000,000)		(45,000,000)
Long-term debt, Total	5,655,000,000		5,690,000,000
Revolving Credit Facility | Other non-current assets
Debt Instrument [Line Items]
Debt issuance cost, net	0		(9,000,000)
Revolving Credit Facility | Euro Revolving Credit Facility B due July 2027
Debt Instrument [Line Items]
Principal	467,000,000
Debt issuance cost, net	(9,000,000)
Long-term debt, Total	458,000,000
Revolving Credit Facility | U.S. Dollar Revolving Credit Facility A due July 2027
Debt Instrument [Line Items]
Principal	216,000,000		65,000,000
Debt issuance cost, net	(9,000,000)		(10,000,000)
Long-term debt, Total	$ 207,000,000		$ 55,000,000